HSBC Holdings statement of comprehensive income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure Of Face Statements [Line Items]
Profit for the year	[1]	$ 24,559	$ 16,249	[2]	$ 14,693	[2]
Items that will not be reclassified subsequently to profit or loss:
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		(1,219)	1,922	[2]	531	[2]
– before income taxes		(1,617)	2,573	[2]	512	[2]
– income taxes		398	(651)	[2]	19	[2]
Other comprehensive income/(expense) for the year, net of tax		4,983	(17,242)	[2]	(4,967)	[2]
Total comprehensive income/(expense) for the year		29,542	(993)	[2]	9,726	[2]
HSBC Holdings
Disclosure Of Face Statements [Line Items]
Profit for the year		9,212	12,357		10,834
Items that will not be reclassified subsequently to profit or loss:
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		(124)	326		267
– before income taxes		(166)	435		259
– income taxes		42	(109)		8
Other comprehensive income/(expense) for the year, net of tax		(124)	326		267
Total comprehensive income/(expense) for the year		$ 9,088	$ 12,683		$ 11,101

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.

[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.